State Street Institutional Investment Trust

SUPPLEMENT DATED DECEMBER 22, 2016

TO THE PROSPECTUSES

DATED APRIL 29, 2016,

AS REVISED AUGUST 26, 2016,

AS SUPPLEMENTED

STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND

Premier Class (TPIXX)

Investment Class (TPVXX)

(the “Fund”)

Effective immediately, the Prospectuses are supplemented as follows:

1. The following paragraph is added under the heading “Principal Risks” in the Fund Summary section of the Prospectus for the Fund, on page 7 of each Prospectus:

Variable and Floating Rate Securities Risk: During periods of increasing interest rates, changes in the coupon rates of variable or floating rate securities may lag behind the changes in market rates or may have limits on the maximum increases in coupon rates. Alternatively, during periods of declining interest rates, the coupon rates on such securities will typically readjust downward resulting in a lower yield. In addition, investment in derivative variable rate securities, such as inverse floaters, whose rates vary inversely with market rates of interest, or range floaters or capped floaters, whose rates are subject to periodic or lifetime caps, or in securities that pay a rate of interest determined by applying a multiple to the variable rate involves special risks as compared to investment in a fixed-rate security and may involve leverage.

2. The final paragraph under the heading “Additional Information About Risks” in the section of the Prospectus entitled “Additional Information About Investment Objectives, Principal Strategies and Risks” on page 12 of each Prospectus is restated in its entirety as follows:

Variable and Floating Rate Securities. Variable or floating rate securities are debt securities with variable or floating interest rates payments. Variable or floating rate securities bear rates of interest that are adjusted periodically according to formulae intended generally to reflect market rates of interest and allow a Fund to participate (determined in accordance with the terms of the securities) in increases in interest rates through upward adjustments of the coupon rates on the securities. However, during periods of increasing interest rates, changes in the coupon rates may lag behind the changes in market rates or may have limits on the maximum increases in coupon rates. Alternatively, during periods of declining interest rates, the coupon rates on such securities will typically readjust downward resulting in a lower yield. A Fund may also invest in variable or floating rate equity securities, whose dividend payments vary based on changes in market rates of interest or other factors.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

PREMINVESSUPPA3

State Street Institutional Investment Trust

SUPPLEMENT DATED DECEMBER 22, 2016

TO THE PROSPECTUS

DATED APRIL 29, 2016,

AS REVISED AUGUST 26, 2016,

AS SUPPLEMENTED

STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND

Service Class (TYSXX)

STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND

Service Class (TPSXX)

(each, a “Fund,” and together, the “Funds”)

Effective immediately, the Prospectus is supplemented as follows:

1. The following paragraph is added under the heading “Principal Risks” in the Fund Summary section of the Prospectus for each Fund, on pages 7 and 11 of the Prospectus:

Variable and Floating Rate Securities Risk: During periods of increasing interest rates, changes in the coupon rates of variable or floating rate securities may lag behind the changes in market rates or may have limits on the maximum increases in coupon rates. Alternatively, during periods of declining interest rates, the coupon rates on such securities will typically readjust downward resulting in a lower yield. In addition, investment in derivative variable rate securities, such as inverse floaters, whose rates vary inversely with market rates of interest, or range floaters or capped floaters, whose rates are subject to periodic or lifetime caps, or in securities that pay a rate of interest determined by applying a multiple to the variable rate involves special risks as compared to investment in a fixed-rate security and may involve leverage.

2. The final paragraph under the heading “Additional Information About Risks” in the section of the Prospectus entitled “Additional Information About Investment Objectives, Principal Strategies and Risks” on page 16 of the Prospectus is restated in its entirety as follows:

Variable and Floating Rate Securities. Variable or floating rate securities are debt securities with variable or floating interest rates payments. Variable or floating rate securities bear rates of interest that are adjusted periodically according to formulae intended generally to reflect market rates of interest and allow a Fund to participate (determined in accordance with the terms of the securities) in increases in interest rates through upward adjustments of the coupon rates on the securities. However, during periods of increasing interest rates, changes in the coupon rates may lag behind the changes in market rates or may have limits on the maximum increases in coupon rates. Alternatively, during periods of declining interest rates, the coupon rates on such securities will typically readjust downward resulting in a lower yield. A Fund may also invest in variable or floating rate equity securities, whose dividend payments vary based on changes in market rates of interest or other factors.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SERVICESUPPA3

State Street Institutional Investment Trust

SUPPLEMENT DATED DECEMBER 22, 2016

TO THE PROSPECTUS

DATED APRIL 29, 2016,

AS REVISED AUGUST 26, 2016,

AS SUPPLEMENTED

STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND

Premier Class (TRIXX)

Investment Class (TRVXX)

Institutional Class (SSJXX)

Investor Class (SSNXX)

Administration Class (SSKXX)

STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND

Premier Class (TPIXX)

Investment Class (TPVXX)

Institutional Class (SAJXX)

Investor Class (SAEXX)

Administration Class (SSQXX)

(each, a “Fund,” and together, the “Funds”)

Effective immediately, the Prospectus is supplemented as follows:

1. The following paragraph is added under the heading “Principal Risks” in the Fund Summary section of the Prospectus for each Fund, on pages 9 and 14 of the Prospectus:

Variable and Floating Rate Securities Risk: During periods of increasing interest rates, changes in the coupon rates of variable or floating rate securities may lag behind the changes in market rates or may have limits on the maximum increases in coupon rates. Alternatively, during periods of declining interest rates, the coupon rates on such securities will typically readjust downward resulting in a lower yield. In addition, investment in derivative variable rate securities, such as inverse floaters, whose rates vary inversely with market rates of interest, or range floaters or capped floaters, whose rates are subject to periodic or lifetime caps, or in securities that pay a rate of interest determined by applying a multiple to the variable rate involves special risks as compared to investment in a fixed-rate security and may involve leverage.

2. The final paragraph under the heading “Additional Information About Risks” in the section of the Prospectus entitled “Additional Information About Investment Objectives, Principal Strategies and Risks” on page 20 of the Prospectus is restated in its entirety as follows:

Variable and Floating Rate Securities. Variable or floating rate securities are debt securities with variable or floating interest rates payments. Variable or floating rate securities bear rates of interest that are adjusted periodically according to formulae intended generally to reflect market rates of interest and allow a Fund to participate (determined in accordance with the terms of the securities) in increases in interest rates through upward adjustments of the coupon rates on the securities. However, during periods of increasing interest rates, changes in the coupon rates may lag behind the changes in market rates or may have limits on the maximum increases in coupon rates. Alternatively, during periods of declining interest rates, the coupon rates on such securities will typically readjust downward resulting in a lower yield. A Fund may also invest in variable or floating rate equity securities, whose dividend payments vary based on changes in market rates of interest or other factors.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

TMMSUPPA3

State Street Institutional Investment Trust

SUPPLEMENT DATED DECEMBER 22, 2016

TO THE PROSPECTUS

DATED AUGUST 26, 2016,

AS SUPPLEMENTED

STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND

Trust Class (TPLXX)

(the “Fund”)

Effective immediately, the Prospectus is supplemented as follows:

1. The following paragraph is added under the heading “Principal Risks” in the Fund Summary section of the Prospectus for the Fund, on page 8 of the Prospectus:

Variable and Floating Rate Securities Risk: During periods of increasing interest rates, changes in the coupon rates of variable or floating rate securities may lag behind the changes in market rates or may have limits on the maximum increases in coupon rates. Alternatively, during periods of declining interest rates, the coupon rates on such securities will typically readjust downward resulting in a lower yield. In addition, investment in derivative variable rate securities, such as inverse floaters, whose rates vary inversely with market rates of interest, or range floaters or capped floaters, whose rates are subject to periodic or lifetime caps, or in securities that pay a rate of interest determined by applying a multiple to the variable rate involves special risks as compared to investment in a fixed-rate security and may involve leverage.

2. The final paragraph under the heading “Additional Information About Risks” in the section of the Prospectus entitled “Additional Information About Investment Objectives, Principal Strategies and Risks” on page 13 of the Prospectus is restated in its entirety as follows:

Variable and Floating Rate Securities. Variable or floating rate securities are debt securities with variable or floating interest rates payments. Variable or floating rate securities bear rates of interest that are adjusted periodically according to formulae intended generally to reflect market rates of interest and allow a Fund to participate (determined in accordance with the terms of the securities) in increases in interest rates through upward adjustments of the coupon rates on the securities. However, during periods of increasing interest rates, changes in the coupon rates may lag behind the changes in market rates or may have limits on the maximum increases in coupon rates. Alternatively, during periods of declining interest rates, the coupon rates on such securities will typically readjust downward resulting in a lower yield. A Fund may also invest in variable or floating rate equity securities, whose dividend payments vary based on changes in market rates of interest or other factors.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

TPLXXSUPPA3